Warrants - Common Warrants - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrant issuance and modifications	$ 0	$ 54,489	$ 612,006	$ 25,063
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Weighted Average Exercise Price, Granted	$ 1.18		$ 2.71	$ 3.91
Warrants granted	119,897,500		26,617,714	5,331,520
Common Stock Warrants | Consultant [Member]
Class Of Warrant Or Right [Line Items]
Weighted Average Exercise Price, Granted			$ 2.56
Warrants granted			25,000
Warrant issuance and modifications			$ 54,489
Stock price volatility			127.37%
Warrant life			5 years
Risk Free Rate			1.53%
Assets, Fair Value Disclosure			$ 129,000,000